Affiliated companies and variable interest entities - Additional Information (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 Retail USD ($)	Mar. 31, 2011 Retail JPY (¥)	Mar. 31, 2010 Retail JPY (¥)	Mar. 31, 2011 Retail Variable Interest Entity, Primary Beneficiary USD ($)	Mar. 31, 2011 Retail Variable Interest Entity, Primary Beneficiary JPY (¥)	Mar. 31, 2011 Variable Interest Entity, Primary Beneficiary JPY (¥)	Mar. 31, 2011 Variable Interest Entity, Primary Beneficiary USD ($)
Subsidiary or Equity Method Investee [Line Items]
Certain affiliated companies accounted for by the equity method	$ 16,647	¥ 1,384,159	¥ 1,439,090
Affiliated companies aggregate value	17,743	1,475,352	1,711,957
Impairment loss on a certain investment in affiliated company accounted for by the equity method		63,575
Dividends from affiliated companies accounted for by the equity method	1,241	103,169	82,149	114,409
Finance receivables	123,177	10,242,198	10,445,891		85,730	7,128,453	7,162,082	13,364	1,111,212
Restricted cash										64,502	776
Secured debt										¥ 941,613	$ 11,324